Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2023
Furniture and electronic equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	3 years
Vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	10 years
Software [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	5 years